Share-based compensation - Share Incentive Plan (Details) - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2024	Jan. 31, 2022	Jun. 30, 2021	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share options
Share based compensation
Incremental share-based compensation expenses on modification of terms of awards					¥ 67,656	¥ 365,557	¥ 149,104
Number of original options affected by modification of award							4,695,544
Number of new options issued in connection with modification of award							3,217,476
2017 Plan
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					195,127,549
Contractual term of share-based awards				7 years
Vesting period of share-based awards				4 years
2017 Plan | Minimum
Share based compensation
Contractual term of share-based awards		7 years
2017 Plan | Maximum
Share based compensation
Contractual term of share-based awards		10 years
2017 Plan | Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%			15.00%
2017 Plan | Tranche two
Share based compensation
Vesting percentage of share-based awards	25.00%			25.00%
2017 Plan | Tranche three
Share based compensation
Vesting percentage of share-based awards	6.25%			25.00%
2017 Plan | Tranche four
Share based compensation
Vesting percentage of share-based awards				35.00%
2021 Plan
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					116,906,908
Contractual term of share-based awards			7 years
Vesting period of share-based awards			4 years
2021 Plan | Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%		15.00%
2021 Plan | Tranche two
Share based compensation
Vesting percentage of share-based awards	25.00%		25.00%
2021 Plan | Tranche three
Share based compensation
Vesting percentage of share-based awards	6.25%		25.00%
2021 Plan | Tranche four
Share based compensation
Vesting percentage of share-based awards			35.00%